LONGTERM DEBT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2020	Dec. 29, 2019
LONG TERM DEBT
Deferred payment	$ 93,602	$ 93,602	$ 151,500